Employee Benefit Plan	12 Months Ended
Dec. 31, 2015
Employee Benefit Plan
Employee Benefit Plan

(15) Employee Benefit Plan

In 2014, the Company began offering a 401(k) retirement plan eligible to all U.S. employees not eligible for the Direct Edge 401(k) plan. The Company matches participating employee contributions dollar for dollar of up to five percent of salary. In 2014, the Company also administered the legacy Direct Edge 401(k) retirement plan eligible to all Direct Edge employees. The Company matched employee contributions to this plan dollar for dollar of up to six percent, capped at $9,000. The Company’s contribution amounted to $1.7 million for both the years ended December 31, 2015 and 2014. This expense is included in compensation and benefits in the consolidated statements of income.

Prior to 2014, the Company offered a SIMPLE Individual Retirement Account for the benefit of all U.S. employees. The Company matched participating employee contributions of up to three percent of salary. All U.S. employees were eligible to participate. The Company’s contribution amounted to $0.5 million for the year ended December 31, 2013. This expense is included in compensation and benefits in the consolidated statements of income.

BTL operates a stakeholder contribution plan and contributes to employee‑selected stakeholder contribution plans. The Company matched participating employee contributions of up to five percent of salary. All employees of BTL were eligible to participate. The Company’s contribution amounted to $0.5 million, $0.5 million and $0.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. This expense is included in compensation and benefits in the consolidated statements of income.